SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 segment area item	Dec. 31, 2011 item
Product sales
Deferred grant revenue	$ 10,000
Segments
Number of operating segments	1	1
Number of geographic areas for development operations	2	2